Schedule of Investments (unaudited) June 30, 2020	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 61.6%
2U Inc.(a)(b)	209,076	$7,936,525
8x8 Inc.(a)(b)	338,677	5,418,832
ACI Worldwide Inc.(a)(b)	379,063	10,230,910
Adobe Inc.(a)	972,817	423,476,968
Alarm.com Holdings Inc.(a)(b)	138,674	8,987,462
Altair Engineering Inc., Class A(a)(b)	129,808	5,159,868
Alteryx Inc., Class A(a)(b)	162,742	26,735,256
Anaplan Inc.(a)	290,869	13,179,274
Ansys Inc.(a)	280,619	81,864,981
Appfolio Inc., Class A(a)(b)	48,060	7,819,843
Aspen Technology Inc.(a)	220,598	22,856,159
Autodesk Inc.(a)(b)	715,774	171,205,983
Avalara Inc.(a)(b)	222,918	29,668,157
Avaya Holdings Corp.(a)(b)	271,344	3,353,812
Blackbaud Inc.	162,213	9,259,118
Blackline Inc.(a)(b)	141,921	11,766,670
Bottomline Technologies DE Inc.(a)	124,092	6,300,151
Box Inc., Class A(a)	492,661	10,227,642
Cadence Design Systems Inc.(a)(b)	911,934	87,509,187
CDK Global Inc.	397,347	16,458,113
Ceridian HCM Holding Inc.(a)	331,259	26,258,901
Citrix Systems Inc.(b)	379,025	56,061,588
Cloudera Inc.(a)(b)	848,919	10,798,250
Cornerstone OnDemand Inc.(a)	181,393	6,994,514
Coupa Software Inc.(a)(b)	217,651	60,298,033
Descartes Systems Group Inc. (The)(a)(b)	275,158	14,555,858
DocuSign Inc.(a)(b)	424,515	73,105,728
Dropbox Inc., Class A(a)	730,312	15,898,892
Dynatrace Inc.(a)	513,186	20,835,352
Elastic NV(a)	109,487	10,095,796
Envestnet Inc.(a)(b)	174,904	12,862,440
Everbridge Inc.(a)(b)	112,298	15,537,551
Fair Isaac Corp.(a)	94,713	39,593,823
Five9 Inc.(a)(b)	202,755	22,438,896
Guidewire Software Inc.(a)(b)	270,550	29,990,467
HubSpot Inc.(a)	134,033	30,070,304
Intuit Inc.	851,542	252,218,225
j2 Global Inc.	148,269	9,372,083
LivePerson Inc.(a)(b)	201,280	8,339,030
LogMeIn Inc.	159,469	13,518,187
Manhattan Associates Inc.(a)(b)	207,107	19,509,479
Medallia Inc.(a)(b)	88,635	2,237,147
MicroStrategy Inc., Class A(a)	25,298	2,992,500
New Relic Inc.(a)(b)	166,261	11,455,383
Nuance Communications Inc.(a)(b)	917,718	23,222,854
Nutanix Inc., Class A(a)(b)	492,888	11,683,910
Open Text Corp.(b)	886,948	37,677,551
Paycom Software Inc.(a)	157,586	48,809,112
Paylocity Holding Corp.(a)(b)	117,592	17,155,497
Pegasystems Inc.	125,668	12,713,832
Pluralsight Inc., Class A(a)(b)	317,710	5,734,665
PROS Holdings Inc.(a)(b)	128,769	5,721,207
PTC Inc.(a)(b)	339,851	26,437,009
Q2 Holdings Inc.(a)(b)	159,995	13,725,971
RealPage Inc.(a)(b)	283,706	18,443,727
RingCentral Inc., Class A(a)(b)	251,481	71,674,600
salesforce.com Inc.(a)	2,191,919	410,612,186
Smartsheet Inc., Class A(a)	300,254	15,288,934

Security	Shares	Value

Application Software (continued)
Splunk Inc.(a)(b)	518,633	$103,052,377
SPS Commerce Inc.(a)(b)	114,184	8,577,502
SS&C Technologies Holdings Inc.	728,931	41,170,023
SVMK Inc.(a)	302,337	7,117,013
Synopsys Inc.(a)(b)	492,521	96,041,595
Trade Desk Inc. (The), Class A(a)	133,498	54,266,937
Tyler Technologies Inc.(a)(b)	129,818	45,031,268
Verint Systems Inc.(a)	209,826	9,479,939
Workday Inc., Class A(a)(b)	533,993	100,048,928
Workiva Inc.(a)(b)	126,110	6,745,624
Yext Inc.(a)(b)	318,532	5,290,817
Zendesk Inc.(a)(b)	372,780	33,002,213
Zoom Video Communications Inc., Class A(a)	92,983	23,574,910

		2,976,753,539

Interactive Home Entertainment — 8.2%
Activision Blizzard Inc.	2,515,734	190,944,211
Electronic Arts Inc.(a)	942,629	124,474,159
Take-Two Interactive Software Inc.(a)	372,166	51,943,209
Zynga Inc., Class A(a)(b)	3,119,430	29,759,362

		397,120,941

Interactive Media & Services — 1.3%
Snap Inc., Class A, NVS(a)(b)	2,676,765	62,877,210

Systems Software — 28.9%
Appian Corp.(a)(b)	113,587	5,821,334
BlackBerry Ltd.(a)(b)	1,630,541	7,973,345
Cloudflare Inc., Class A(a)(b)	134,307	4,828,337
CommVault Systems Inc.(a)	138,858	5,373,804
FireEye Inc.(a)(b)	728,217	8,866,042
ForeScout Technologies Inc.(a)(b)	127,224	2,697,149
Fortinet Inc.(a)	437,969	60,120,005
Microsoft Corp.	2,024,702	412,047,104
NortonLifeLock Inc.	1,770,381	35,106,655
Oracle Corp.	6,793,904	375,499,074
Palo Alto Networks Inc.(a)	315,103	72,369,706
Ping Identity Holding Corp.(a)(b)	69,333	2,224,896
Progress Software Corp.	146,447	5,674,821
Proofpoint Inc.(a)	187,297	20,812,443
Qualys Inc.(a)(b)	109,532	11,393,519
Rapid7 Inc.(a)(b)	146,884	7,494,022
SailPoint Technologies Holdings Inc.(a)	280,087	7,413,903
ServiceNow Inc.(a)	622,529	252,161,597
SolarWinds Corp.(a)(b)	214,098	3,783,112
Tenable Holdings Inc.(a)	140,554	4,189,915
Teradata Corp.(a)(b)	354,989	7,383,771
Varonis Systems Inc.(a)(b)	102,822	9,097,690
VMware Inc., Class A(a)(b)	260,421	40,328,796
Xperi Holding Corp.	372,251	5,494,425
Zscaler Inc.(a)(b)	215,655	23,614,222
Zuora Inc., Class A(a)	239,166	3,049,366

		1,394,819,053

Total Common Stocks — 100.0% (Cost: $4,416,626,498)		4,831,570,743

Short-Term Investments

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	306,476,991	306,875,412

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	1,417,000	$1,417,000

		308,292,412

Total Short -Term Investments — 6.4% (Cost: $307,948,922)		308,292,412

Total Investments in Securities — 106.4% (Cost: $4,724,575,420)		5,139,863,155

Other Assets, Less Liabilities — (6.4)%		(307,872,411)

Net Assets — 100.0%		$4,831,990,744

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	240,644,276	65,832,715	306,476,991	$306,875,412	$508,300	(b)	$59,169		$352,838
BlackRock Cash Funds: Treasury, SL Agency Shares	1,617,000	(200,000)	1,417,000	1,417,000	1,733		—		—

				$308,292,412	$510,033		$59,169		$352,838

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,831,570,743	$—	$—	$4,831,570,743
Money Market Funds	308,292,412	—	—	308,292,412

	$5,139,863,155	$—	$—	$5,139,863,155

NVS	Non-Voting Shares

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